HICKORY FUND

Schedule of Investments
December 31, 2020

Common Stocks - 94.2%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	14.6
Liberty Broadband Corp.*
Series A		23,750	3,742,525
Series C		97,620	15,460,079
Liberty SiriusXM Group*
Series A		50,000	2,159,500
Series C		180,000	7,831,800

Alternative Carriers	7.0
Liberty Global plc - Class C* (c)		300,000	7,095,000
Liberty Latin America Ltd. - Class C* (c)		602,775	6,684,775

Integrated Telecommunication Services	5.2
LICT Corp.*		587	10,448,600

Movies & Entertainment	1.4
Liberty Braves Group*
Series A		11,000	273,570
Series C		105,000	2,612,400
	28.2		56,308,249

Information Technology
Application Software	10.3
Guidewire Software, Inc.*		65,000	8,367,450
ACI Worldwide, Inc.*		205,000	7,878,150
Box, Inc. - Class A*		230,000	4,151,500

Data Processing & Outsourced Services	3.0
Black Knight, Inc.*		67,500	5,963,625

Electronic Components	2.4
Dolby Laboratories, Inc.		50,000	4,856,500
	15.7		31,217,225

Industrials
Industrial Machinery	5.2
Ingersoll Rand Inc.*		150,000	6,834,000
IDEX Corp.		17,500	3,486,000

Research & Consulting Services	3.8
CoStar Group, Inc.*		8,250	7,625,310

Aerospace & Defense	3.1
HEICO Corp. - Class A		52,000	6,087,120
	12.1		24,032,430

Materials
Construction Materials	8.1
Summit Materials, Inc. - Class A*		325,000	6,526,000
Martin Marietta Materials, Inc.		18,500	5,253,445
Vulcan Materials Co.		30,000	4,449,300

Specialty Chemicals	3.7
Axalta Coating Systems Ltd.* (c)		255,000	7,280,250
	11.8		23,508,995

Consumer Discretionary
Automotive Retail	4.0
CarMax, Inc.*		85,000	8,029,100

Distributors	3.6
LKQ Corp.*		200,000	7,048,000

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Internet & Direct Marketing Retail	2.2
Qurate Retail, Inc. - Series A		400,000	4,388,000
	9.8		19,465,100

Financials
Regional Banks	4.8
First Republic Bank		33,000	4,848,690
First Hawaiian, Inc.		200,000	4,716,000

Property & Casualty Insurance	3.6
Markel Corp.*		7,000	7,233,100
	8.4		16,797,790

Health Care
Health Care Services	4.7
Laboratory Corp. of America Holdings*		46,000	9,363,300

Other
Other	3.5
EverArc Holdings Ltd.* (c) (d)		500,000	7,000,000
Total Common Stocks (Cost $102,730,670)			187,693,089

Non-Convertible Preferred Stocks - 1.7%

Qurate Retail, Inc. 8.0% 3/15/31 (Cost $2,581,983)		35,000	3,465,000

Warrants - 0.1%

EverArc Holdings Ltd.* (c) (d) (e) (Cost $5,000)		500,000	150,000

Cash Equivalents - 4.1%

U.S. Treasury Bill 0.06% 1/26/21(a)		5,000,000	4,999,885

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(b)		3,140,717	3,140,717
Total Cash Equivalents (Cost $8,140,526)			8,140,602
Total Investments in Securities (Cost $113,458,179)			199,448,691
Other Liabilities in Excess of Other Assets - (0.1%)			(205,609)
Net Assets - 100%			199,243,082
Net Asset Value Per Share			52.14

*	Non-income producing
(a)	Interest rate presented represents the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2020.
(c)	Foreign domiciled entity
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2020

Common Stocks - 95.0%
	% of Net
Financials	Assets	Shares	$ Value
Multi-Sector Holdings	11.6
Berkshire Hathaway Inc. - Class B* (c)		290,000	67,242,300

Property & Casualty Insurance	5.7
Markel Corp.* (c)		32,000	33,065,600

Investment Banking & Brokerage	4.2
The Charles Schwab Corp.		450,000	23,868,000

Insurance Brokers	3.3
Aon plc - Class A(d)		90,000	19,014,300
	24.8		143,190,200

Information Technology
Data Processing & Outsourced Services	14.7
Visa Inc. - Class A		135,000	29,528,550
Mastercard Inc. - Class A(c)		80,000	28,555,200
Black Knight, Inc.*		160,000	14,136,000
Fidelity National Information Services, Inc.		90,000	12,731,400

Application Software	6.3
Intelligent Systems Corp.* †		750,000	30,082,500
Box, Inc. - Class A*		350,000	6,317,500

Semiconductors	3.4
Texas Instruments, Inc.(c)		120,000	19,695,600
	24.4		141,046,750

Communication Services
Cable & Satellite	11.1
Liberty SiriusXM Group* (c)
Series A		250,000	10,797,500
Series C		550,000	23,930,500
Liberty Broadband Corp.* (c)
Series A		50,000	7,879,000
Series C		135,000	21,379,950

Interactive Media & Services	8.9
Alphabet, Inc. - Class C* (c)		17,000	29,781,960
Facebook, Inc. - Class A* (c)		80,000	21,852,800

Alternative Carriers	4.3
Liberty Global plc - Class C* (c) (d)		1,060,000	25,069,000
	24.3		140,690,710

Consumer Discretionary
Internet & Direct Marketing Retail	4.8
Amazon.com, Inc.* (c)		4,500	14,656,185
Qurate Retail, Inc. - Series A(c)		1,200,000	13,164,000

Automotive Retail	2.6
CarMax, Inc.* (c)		160,000	15,113,600
	7.4		42,933,785

Health Care
Health Care Services	4.4
Laboratory Corp. of America Holdings* (c)		125,000	25,443,750

Materials
Construction Materials	3.9
Summit Materials, Inc. - Class A* (c)		780,000	15,662,400
Vulcan Meterials Co.		45,000	6,673,950
	3.9		22,336,350

		$ Principal
	% of Net	Amount
Industrials	Assets	or Shares	$ Value
Research & Consulting Services	2.2
CoStar Group, Inc.*		14,000	12,939,920

Other
Other	3.6
EverArc Holdings Ltd.* (d) (e)		1,500,000	21,000,000
Total Common Stocks (Cost $248,149,799)			549,581,465

Non-Convertible Preferred Stocks - 3.0%

Qurate Retail, Inc. 8.0% 3/15/31(c) (Cost $15,834,323)		175,000	17,325,000

Warrants - 0.1%

EverArc Holdings Ltd.* (d) (e) (f) (Cost $15,000)		1,500,000	450,000

Cash Equivalents - 2.1%

U.S. Treasury Bill 0.07% 1/7/21(a)		10,000,000	9,999,983

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(b)		1,928,771	1,928,771
Total Cash Equivalents (Cost $11,928,650)			11,928,754
Total Investments in Securities (Cost $275,927,772)			579,285,219
Due From Broker(c) - 18.6%			107,754,009
Securities Sold Short - (18.7%)			(108,156,200)
Other Liabilities Less Other Assets - (0.1%)			(684,754)
Net Assets - 100%			578,198,274
Net Asset Value Per Share - Investor Class			14.63
Net Asset Value Per Share - Institutional Class			15.47

Securities Sold Short - (18.7%)

Invesco QQQ Trust, Series 1		80,000	(25,099,200)
Sirius XM Holdings Inc.		1,300,000	(8,281,000)
SPDR S&P 500 ETF Trust		200,000	(74,776,000)
Total Securities Sold Short (proceeds $67,492,986)			(108,156,200)

*	Non-income producing
†	Non-controlled affiliate
(a)	Interest rate presented represents the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2020.
(c)	Fully or partially pledged as collateral on securities sold short
(d)	Foreign domiciled entity
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2020

Common Stocks - 97.7%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	10.8
Visa Inc. - Class A		92,500	20,232,525
Mastercard Inc. - Class A		50,000	17,847,000
Black Knight, Inc.*		160,000	14,136,000

Application Software	8.8
ACI Worldwide, Inc.*		500,000	19,215,000
Guidewire Software, Inc.*		120,000	15,447,600
Box, Inc. - Class A*		450,000	8,122,500

Semiconductors	2.9
Texas Instruments, Inc.		85,000	13,951,050

Systems Software	2.4
Oracle Corp.		185,000	11,967,650
	24.9		120,919,325

Communication Services
Cable & Satellite	9.9
Liberty SiriusXM Group*
Series A		120,000	5,182,800
Series C		435,000	18,926,850
Liberty Broadband Corp.*
Series A		60,000	9,454,800
Series C		90,000	14,253,300

Interactive Media & Services	8.3
Alphabet, Inc. - Class C*		14,500	25,402,260
Facebook, Inc. - Class A*		55,000	15,023,800

Alternative Carriers	6.3
Liberty Global plc - Class C* (c)		725,000	17,146,250
Liberty Latin America Ltd. - Class C* (c)		1,205,550	13,369,549
	24.5		118,759,609

Financials
Multi-Sector Holdings	5.0
Berkshire Hathaway Inc. - Class B*		105,000	24,346,350

Investment Banking & Brokerage	3.8
The Charles Schwab Corp.		350,000	18,564,000

Insurance Brokers	3.5
Aon plc - Class A(c)		80,000	16,901,600

Property & Casualty Insurance	3.1
Markel Corp.*		14,500	14,982,850

Regional Banks	1.9
First Republic Bank		64,000	9,403,520
	17.3		84,198,320

Materials
Construction Materials	9.0
Vulcan Materials Co.		130,000	19,280,300
Martin Marietta Materials, Inc.		42,500	12,068,725
Summit Materials, Inc. - Class A*		600,000	12,048,000

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Specialty Chemicals	2.7
Axalta Coating Systems Ltd.* (c)		465,000	13,275,750
	11.7		56,672,775

Industrials
Research & Consulting Services	4.2
CoStar Group, Inc.*		22,000	20,334,160

Aerospace & Defense	2.9
HEICO Corp. - Class A		120,000	14,047,200

Industrial Machinery	1.6
IDEX Corp.		40,000	7,968,000
	8.7		42,349,360

Consumer Discretionary
Automotive Retail	3.3
CarMax, Inc.*		170,000	16,058,200

Distributors	3.1
LKQ Corp.*		425,000	14,977,000
	6.4		31,035,200

Health Care
Health Care Services	4.2
Laboratory Corp. of America Holdings*		100,000	20,355,000
Total Common Stocks (Cost $255,692,252)			474,289,589

Cash Equivalents - 2.4%

U.S. Treasury Bill 0.06% 1/26/21(a)		5,000,000	4,999,886

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(b)		6,507,858	6,507,858
Total Cash Equivalents (Cost $11,507,667)			11,507,744
Total Investments in Securities (Cost $267,199,919)			485,797,333
Other Liabilities in Excess of Other Assets - (0.1%)			(443,489)
Net Assets - 100%			485,353,844
Net Asset Value Per Share - Investor Class			30.48
Net Asset Value Per Share - Institutional Class			31.08

*	Non-income producing
(a)	Interest rate presented represents the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2020.Rate presented represents the annualized 7-day yield at December 31, 2020.
(c)	Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

VALUE FUND

Schedule of Investments
December 31, 2020

Common Stocks - 97.0%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	11.7
Visa Inc. - Class A		170,000	37,184,100
Mastercard Inc. - Class A		100,000	35,694,000
Fidelity National Information Services, Inc.		210,000	29,706,600

Semiconductors	4.0
Analog Devices, Inc.		235,000	34,716,550

Systems Software	3.7
Oracle Corp.		500,000	32,345,000

Application Software	3.1
salesforce.com, inc.*		120,000	26,703,600

IT Consulting & Other Services	2.8
Accenture plc - Class A(c)		95,000	24,814,950
	25.3		221,164,800

Communication Services
Cable & Satellite	11.8
Liberty Broadband Corp. - Series C*		280,000	44,343,600
Liberty SiriusXM Group - Series C*		700,000	30,457,000
Comcast Corp. - Class A		550,000	28,820,000

Interactive Media & Services	9.7
Alphabet, Inc. - Class C*		30,000	52,556,400
Facebook, Inc. - Class A*		117,000	31,959,720
	21.5		188,136,720

Financials
Multi-Sector Holdings	5.3
Berkshire Hathaway Inc. - Class B*		200,000	46,374,000

Investment Banking & Brokerage	4.7
The Charles Schwab Corp.		775,000	41,106,000

Insurance Brokers	4.2
Aon plc - Class A(c)		175,000	36,972,250

Diversified Banks	2.9
JPMorgan Chase & Co.		200,000	25,414,000

Financial Exchanges & Data	2.4
S&P Global Inc.		62,500	20,545,625
	19.5		170,411,875

Health Care
Health Care Equipment	3.9
Danaher Corp.		155,000	34,431,700

Life Sciences Tools & Services	3.9
Thermo Fisher Scientific Inc.		73,000	34,001,940

Health Care Services	3.8
Laboratory Corp. of America Holdings*		165,000	33,585,750
	11.6		102,019,390

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	3.9
Vulcan Materials Co.		227,500	33,740,525

Industrial Gases	2.7
Linde plc(c)		90,000	23,715,900
	6.6		57,456,425

Consumer Discretionary
Automotive Retail	3.3
CarMax, Inc.*		305,156	28,825,036

Internet & Direct Marketing Retail	3.2
Amazon.com, Inc.*		8,500	27,683,905
	6.5		56,508,941

Industrials
Research & Consulting Services	3.7
CoStar Group, Inc.*		35,000	32,349,800

Consumer Staples
Distillers & Vintners	2.3
Diageo plc - Sponsored ADR(c)		126,600	20,105,346
Total Common Stocks (Cost $414,567,684)			848,153,297

Cash Equivalents - 3.1%

U.S. Treasury Bill 0.06% 1/26/21(a)		15,000,000	14,999,656

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(b)		12,339,308	12,339,308
Total Cash Equivalents (Cost $27,338,735)			27,338,964
Total Investments in Securities (Cost $441,906,419)			875,492,261
Other Liabilities in Excess of Other Assets - (0.1%)			(881,562)
Net Assets - 100%			874,610,699
Net Asset Value Per Share - Investor Class			50.58
Net Asset Value Per Share - Institutional Class			51.49

*	Non-income producing
(a)	Interest rate presented represents the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2020.
(c)	Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
December 31, 2020

Common Stocks - 42.4%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	4.8
Mastercard Inc. - Class A		9,250	3,301,695
Visa Inc. - Class A		15,000	3,280,950
Fidelity National Information Services, Inc.		20,000	2,829,200

Systems Software	3.4
Microsoft Corp.		17,500	3,892,350
Oracle Corp.		42,500	2,749,325

Semiconductors	2.3
Analog Devices, Inc.		17,500	2,585,275
Texas Instruments, Inc.		12,500	2,051,625

IT Consulting & Other Services	1.1
Accenture plc - Class A(d)		8,000	2,089,680
	11.6		22,780,100

Financials
Multi-Sector Holdings	2.1
Berkshire Hathaway Inc. - Class B*		18,000	4,173,660

Insurance Brokers	2.0
Aon plc - Class A(d)		19,000	4,014,130

Investment Banking & Brokerage	2.0
The Charles Schwab Corp.		75,000	3,978,000

Property & Casualty Insurance	1.6
Markel Corp.*		3,000	3,099,900

Diversified Banks	1.3
JPMorgan Chase & Co.		20,000	2,541,400

Financial Exchanges & Data	1.0
S&P Global Inc.		6,000	1,972,380

Mortgage REITs	0.6
Redwood Trust, Inc.		125,000	1,097,500
	10.6		20,876,970

Health Care
Life Sciences Tools & Services	2.0
Thermo Fisher Scientific Inc.		8,500	3,959,130

Health Care Services	1.8
Laboratory Corp. of America Holdings*		17,000	3,460,350

Health Care Equipment	1.7
Danaher Corp.		15,000	3,332,100
	5.5		10,751,580

Communication Services
Cable & Satellite	2.9
Charter Communications, Inc. - Class A*		5,000	3,307,750
Comcast Corp. - Class A		45,000	2,358,000

Interactive Media & Services	2.0
Alphabet, Inc. - Class C*		2,200	3,854,136
	4.9		9,519,886

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	2.9
Vulcan Materials Co.		22,500	3,336,975
Martin Marietta Materials, Inc.		8,000	2,271,760

Industrial Gases	1.2
Linde plc(d)		9,000	2,371,590
	4.1		7,980,325

Industrials
Industrial Machinery	2.0
IDEX Corp.		11,000	2,191,200
Fortive Corp.		25,000	1,770,500

Industrial Conglomerates	1.2
Honeywell International Inc.		11,000	2,339,700
	3.2		6,301,400

Consumer Staples
Distillers & Vintners	1.4
Diageo plc - Sponsored ADR(d)		18,000	2,858,580

Consumer Discretionary
Automotive Retail	1.1
AutoZone, Inc.*		1,750	2,074,520
Total Common Stocks (Cost $46,389,370)			83,143,361

Non-Convertible Preferred Stocks — 1.8%

Qurate Retail, Inc. 8.0% 3/15/31 (Cost 3,461,303)		35,000	3,465,000

Corporate Bonds - 4.6%

AutoZone, Inc. 3.625% 4/15/25		500,000	560,526

Bank of America Corp. 2.738% 1/23/22		1,331,000	1,332,631

Berkshire Hathaway Inc.
2.2% 3/15/21		500,000	501,089
Finance Corp.
4.25% 1/15/21		300,000	300,339

Broadcom Corp. 2.2% 1/15/21		1,000,000	1,000,464

First Republic Bank 2.5% 6/06/22		1,000,000	1,028,353

JPMorgan Chase & Co. 3.375% 5/01/23		500,000	534,541

Markel Corp.
4.9% 7/01/22		410,000	436,487
3.625% 3/30/23		500,000	532,123

U.S. Bancorp 2.4% 7/30/24		500,000	533,179

Wells Fargo & Co.
4.6% 4/01/21		1,250,000	1,263,230
3.5% 3/08/22		1,000,000	1,036,916
Total Corporate Bonds (Cost $8,853,723)			9,059,878

Corporate Convertible Bonds - 1.0%	$ Principal
	Amount	$ Value
Redwood Trust, Inc. 5.625% 7/15/24 (Cost $1,844,701)	2,000,000	1,901,855

Asset-Backed Securities - 5.9%

Automobile
American Credit Acceptance Receivables Trust (ACAR)(c)
2020-4 CL A — 0.53% 3/13/24	458,600	459,040

Chase Auto Credit Linked Notes (CACLN)(c)
2020-1 CL B — 0.991% 1/25/28	717,083	719,328
2020-2 CL B — 0.84% 2/25/28	100,000	100,146

Drive Auto Receivables Trust (DRIVE)
2018-2 CL C — 3.63% 8/15/24	11,487	11,500

DT Auto Owner Trust (DTAOT)(c)
2020-3A CL A — 0.54% 4/15/24	397,768	398,531
2018-3A CL C — 3.79% 7/15/24	500,000	506,259

Exeter Automobile Receivables Trust (EART)(c)
2019-2A CL B — 3.06% 5/15/23	102,666	103,194
2020-1A CL A — 2.05% 6/15/23	74,533	74,836
2020-2A CL A — 1.13% 8/15/23	131,410	131,793

GLS Auto Receivables Trust (GCAR)(c)
2020-1A CL A — 2.17% 2/15/24	136,003	137,497
2020-4A CL A — 0.52% 2/15/24	500,000	500,260
2020-2A CL A — 1.58% 8/15/24	164,980	166,501

Securitized Term Auto Receivables Trust (SSTRT)(c) (d)
2019-CRTA CL B — 2.453% 3/25/26	143,595	146,314

Westlake Automobile Receivables Trust (WLAKE)(c)
2018-3A CL B — 3.32% 10/16/23	19,431	19,454
		3,474,653
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)(c) (d)
2020-10A CL A1A — 2.19647% 1/20/32
Floating Rate (Qtrly LIBOR + 195)	500,000	500,141

Cerberus Loan Funding XXVIII LP (CERB)(c) (d)
2020-1A CL A — 2.05969% 10/15/31
Floating Rate (Qtrly LIBOR + 185)	500,000	500,053
		1,000,194
Consumer & Specialty Finance
Marlette Funding Trust (MFT)(c)
2019-2A CL A — 3.13% 7/16/29	128,565	129,707
2019-3A CL A — 2.69% 9/17/29	137,086	138,181

OneMain Financial Issuance Trust (OMFIT)(c)
2018-1A CL A — 3.3% 3/14/29	500,000	505,177

Prosper Marketplace Issuance Trust (PMIT)(c)
2019-3A CL A — 3.19% 7/15/25	61,013	61,223

SoFi Consumer Loan Program LLC (SCLP)(c)
2019-2 CL A — 3.01% 4/25/28	118,876	120,221
2019-3 CL A — 2.9% 5/25/28	143,913	145,450

Upstart Securitization Trust (UPST)(c)
2019-1 CL B — 4.19% 4/20/26	136,760	137,492
2019-2 CL A — 2.897% 9/20/29	304,621	306,655
		1,544,106
Equipment
Ascentium Equipment Receivables Trust (ACER)(c)
2017-1A CL B — 2.85% 10/10/21	400,000	402,451

	$ Principal
	Amount	$ Value
Commercial Credit Group Receivables Trust (CCG)(c)
2019-2 CL A2 — 2.11% 3/15/27	363,625	368,908

Dell Equipment Finance Trust (DEFT)(c)
2020-2 CL A2 — 0.47% 10/24/22	700,000	701,456

Great America Leasing Receivables Trust (GALC)(c)
2020-1 CL A2 — 1.76% 6/15/22	455,906	459,004

Hewlett-Packard Financial Services Equipment Trust (HPEFS)(c)
2019-1A CL A2 — 2.19% 9/20/29	87,449	87,912
2020-1A CL A2 — 1.73% 2/20/30	204,647	206,291

Octane Receivables Trust (OCTL)(c)
2020-1A CL A — 1.71% 2/20/25	457,180	458,549

Stonebriar Commercial Finance Equipment Leasing LLC (SCFET)(c)
2020-1A CL A2 — 0.68% 10/20/25	500,000	500,690
		3,185,261
Fleet Lease
ARI Fleet Lease Trust (ARIFL)(c)
2020-A CL A2 — 1.77% 8/15/28	240,686	243,032

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A3 — 2.22% 1/20/23	227,751	228,807
2018-1 CL A2 — 2.87% 10/20/23	102,603	103,028
2019-2 CL A2 — 2.29% 2/20/25	290,562	295,497
2020-1 CL A2 — 1.78% 12/22/25	476,118	483,953

Wheels SPV2, LLC (WHLS)(c)
2020-1A CL A2 — 0.51% 8/20/29	1,000,000	1,000,944
		2,355,261
Total Asset-Backed Securities (Cost $11,506,093)		11,559,475

Commercial Mortgage-Backed Securities - 0.2%

BFLD Trust 2020-OBRK (BFLD)(c)
2020-OBRK CL A — 2.209% 11/15/28
Floating Rate (Mthly LIBOR + 205)	125,000	125,285

GPMT Ltd. (GPMT)(c) (d)
2018-FL1 CL A — 1.047% 11/21/35
Floating Rate (Mthly LIBOR + 90)	252,304	251,048
Total Commercial Mortgage-Backed Securities (Cost $370,239)		376,333

Mortgage-Backed Securities - 4.0%

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 3/15/25	25,695	26,845

Pass-Through Securities
J14649 — 3.5% 4/01/26	47,992	50,954
E02948 — 3.5% 7/01/26	83,702	88,888
J16663 — 3.5% 9/01/26	48,444	51,437
ZS8692 — 2.5% 4/01/33	284,032	296,658
		514,782

Federal National Mortgage Association
Pass-Through Securities
AR8198 — 2.5% 3/01/23	40,231	41,916
MA1502 — 2.5% 7/01/23	36,489	38,021
995755 — 4.5% 5/01/24	5,393	5,703
AB1769 — 3.0% 11/01/25	40,574	42,993
AB3902 — 3.0% 11/01/26	84,621	88,974
AK3264 — 3.0% 2/01/27	65,958	69,346
AB 6291 — 3.0% 9/01/27	371,998	390,823

	$ Principal
	Amount	$ Value
MA3189 — 2.5% 11/01/27	313,832	327,259
MA3791 — 2.5% 9/01/29	612,436	638,819
BM5708 — 3.0% 12/01/29	312,244	327,695
AS7698 — 2.5% 8/01/31	818,491	861,783
AS7701 — 2.5% 8/01/31	477,591	509,541
MA3540 — 3.5% 12/01/33	211,556	224,489
		3,567,362

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 12/20/26	83,675	88,045

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(c) (e)
2014-5 CL A1 — 2.937267% 10/25/29	125,623	129,578
2016-3 CL 2A1 — 3.0% 10/25/46	378,644	383,215
2017-3 CL 2A2 — 2.5% 8/25/47	436,864	449,793
2020-7 CL A4 — 3.0% 1/25/51	437,317	448,246
2020-8 CL A4 — 3.0% 3/25/51	462,546	474,268

J.P. Morgan Wealth Management (JPMWM)(c) (e)
2020-ATR1 CL A4 — 3.0% 2/25/50	528,141	536,898

Sequoia Mortgage Trust (SEMT)(c) (e)
2017-CH1 CL A11 — 3.5% 8/25/47	61,687	61,995
2018-CH2 CL A12 — 4.0% 6/25/48	125,018	125,570
2018-CH4 CL A10 — 4.5% 10/25/48	55,602	55,709
2019-CH2 CL A1 — 4.5% 8/25/49	303,246	311,890
2019-CH3 CL A10 — 4.0% 9/25/49	193,511	197,543
2019-4 CL A4 — 3.5% 11/25/49	140,620	142,695
2020-2 CL A4 — 3.5% 3/25/50	191,046	194,579
2020-3 CL A4 — 3.0% 4/25/50	224,946	229,433
		3,741,412
Total Mortgage-Backed Securities (Cost $7,743,345)		7,911,601

U.S. Treasury - 25.1%

U.S. Treasury Notes
1.125% 2/28/21	2,000,000	2,002,991
2.0% 2/28/21	1,000,000	1,002,824
2.375% 4/15/21	1,000,000	1,006,434
1.375% 5/31/21	2,000,000	2,010,394
2.625% 6/15/21	1,000,000	1,011,217
1.75% 7/31/21	3,000,000	3,028,533
1.125% 8/31/21	2,000,000	2,013,725
1.5% 9/30/21	2,000,000	2,020,774
1.5% 10/31/21	3,000,000	3,034,467
1.875% 11/30/21	2,000,000	2,032,292
1.75% 2/28/22	2,000,000	2,038,203
0.375% 3/31/22	3,000,000	3,010,078
1.75% 4/30/22	2,000,000	2,043,672
1.875% 4/30/22	1,000,000	1,023,399
2.125% 6/30/22	2,000,000	2,060,000
1.875% 7/31/22	1,000,000	1,027,695
2.0% 7/31/22	1,000,000	1,029,531
1.875% 8/31/22	2,000,000	2,058,125
2.0% 11/30/22	3,000,000	3,107,695
2.0% 2/15/23	1,000,000	1,039,609
2.5% 3/31/23	2,000,000	2,106,016
1.625% 5/31/23	2,000,000	2,071,406
2.5% 8/15/23	2,000,000	2,123,438
2.125% 11/30/23	2,000,000	2,114,609
2.125% 2/29/24	2,000,000	2,122,656
2.0% 4/30/24	1,000,000	1,060,000
Total U.S. Treasury (Cost $48,140,897)		49,199,783

	$ Principal
Cash Equivalents - 14.9%	Amount
	or Shares	$ Value
U.S. Treasury Bills, 0.06% to 0.11%, 1/05/21 to 3/04/21(a)	28,000,000	27,998,716

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(b)	1,139,783	1,139,783
Total Cash Equivalents (Cost $29,137,184)		29,138,499
Total Investments in Securities (Cost $157,446,855)		195,755,785
Other Assets Less Other Liabilities - 0.1%		220,007
Net Assets - 100%		195,975,792
Net Asset Value Per Share - Investor Class		15.73
Net Asset Value Per Share - Institutional Class		15.73

*	Non-income producing
(a)	Interest rates presented represent the yield to maturity at the date of purchase.
(b)	Rate presented represents the annualized 7-day yield at December 31, 2020.v
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Foreign domiciled entity
(e)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2020

Corporate Bonds - 35.4%	$ Principal
	Amount	$ Value
Air Canada 7.75% 4/15/21(b) (c)	250,000	251,563

Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	366,000	425,471

American Airlines Group Inc. 3.75% 3/01/25(b)	1,000,000	775,000

Ashtead U.S. Holdings, Inc. 4.0% 5/01/28(b) (c)	670,000	713,309

Beacon Roofing Supply, Inc. 4.875% 11/01/25(b)	323,000	331,258

Berkshire Hathaway Inc. Finance Corp. 4.25% 1/15/49	500,000	664,231

Booking Holdings Inc. 3.55% 3/15/28	464,000	534,539

Boston Properties LP 3.125% 9/01/23	555,000	589,625

Broadcom Corp. 3.125% 1/15/25	350,000	378,065

Broadcom Inc. 3.459% 9/15/26	1,014,000	1,126,244

Calumet Specialty Products Partners LP 7.625% 1/15/22	357,000	354,685

Carlisle Companies Inc.
3.5% 12/01/24	532,000	583,363
3.75% 12/01/27	500,000	566,352

CenturyLink, Inc. 6.75% 12/01/21 (Qwest Corp.)	1,250,000	1,308,469

Charter Communications Operating, LLC 4.2% 3/15/28	650,000	750,173

Choice Hotels International, Inc. 3.7% 1/15/31	250,000	277,349

Colfax Corp. 6.0% 2/15/24(b)	1,000,000	1,038,770

Computer Sciences Corp. 4.45% 9/15/22	500,000	526,546

Cox Communications, Inc. 3.5% 8/15/27(b)	842,000	952,903

Diamondback Energy, Inc.
2.875% 12/01/24	600,000	631,152
5.375% 5/31/25	289,000	300,872
3.25% 12/01/26	75,000	80,161
3.5% 12/01/29	100,000	106,938

Donnelley Financial Solutions Inc. 8.25% 10/15/24	905,000	962,599

Element Fleet Management Corp. 3.85% 6/15/25(b) (c)	1,000,000	1,066,728

Energy Transfer Operating, LP
2.9% 5/15/25	500,000	529,412
4.75% 1/15/26	200,000	226,391

Enterprise Products Partners LP 4.45% 2/15/43	990,000	1,199,997

EPR Properties 4.75% 12/15/26	250,000	252,852

EQT Corp. 3.0% 10/01/22	801,000	808,509

Expedia Group, Inc.
3.8% 2/15/28	484,000	520,273
3.25% 2/15/30	90,000	93,727

frontdoor, inc. 6.75% 8/15/26(b)	144,000	153,900

	$ Principal
	Amount	$ Value
Highwoods Realty LP 2.6% 2/01/31	500,000	510,844

Host Hotels & Resorts, LP 3.375% 12/15/29	612,000	629,622

L Brands, Inc. 6.694% 1/15/27	1,080,000	1,194,075

Lennar Corp. 4.75% 5/30/25	622,000	711,801

Level 3 Parent LLC 5.25% 3/15/26	750,000	775,913

Lexington Realty Trust 2.7% 9/15/30	500,000	521,286

Markel Corp.
4.9% 7/01/22	250,000	266,150
3.625% 3/30/23	200,000	212,849
3.5% 11/01/27	550,000	620,771

Marvell Technology Group Ltd. 4.2% 6/22/23(c)	300,000	324,776

Matador Resources Co. 5.875% 9/15/26	650,000	637,813

Micron Technology, Inc. 4.185% 2/15/27	500,000	589,540

Molex Electronics Technologies, LLC 3.9% 4/15/25(b)	565,000	585,132

MPLX LP
4.875% 6/01/25	190,000	219,629
4.0% 3/15/28	85,000	97,816
4.7% 4/15/48	551,000	654,511

MSCI Inc. 4.75% 8/01/26(b)	150,000	156,749

NGL Energy Partners LP
7.5% 11/01/23	1,518,000	1,077,780
6.125% 3/01/25	1,333,000	848,121
7.5% 4/15/26	400,000	248,750

Occidental Petroleum Corp.
3.4% 4/15/26	715,000	683,025
4.3% 8/15/39	100,000	84,553

Office Properties Income Trust
4.15% 2/01/22	150,000	152,758
4.0% 7/15/22	1,194,000	1,221,081

Parsley Energy LLC
5.375% 1/15/25(b)	164,000	168,965
5.25% 8/15/25(b)	1,000,000	1,044,000
5.875% 5/1/26 (Jagged Peak Energy LLC)	400,000	415,186
5.625% 10/15/27(b)	872,000	955,712

PDC Energy, Inc.
6.125% 9/15/24	500,000	514,742
5.75% 5/15/26	777,000	803,709

Physicians Realty Trust 4.3% 3/15/27	1,271,000	1,405,763

Plains All American Pipeline, LP
3.55% 12/15/29	798,000	836,257
4.3% 1/31/43	75,000	73,952

QVC, Inc. 4.375% 3/15/23	500,000	526,035

RELX plc 4.0% 3/18/29	500,000	593,895

	$ Principal
	Amount	$ Value
Silversea Cruise Holding Ltd. 7.25% 2/01/25(b) (c)	875,000	907,266

Sirius XM Radio Inc. 3.875% 8/01/22(b)	500,000	508,125

Springleaf Finance Corp. 5.375% 11/15/29 (OneMain Holdings Inc.)	900,000	1,014,750

Sprint Spectrum Co. LLC 3.36% 3/20/23(b) (d)	130,875	132,310

STORE Capital Corp.
4.5% 3/15/28	503,000	573,077
4.625% 3/15/29	500,000	580,167

TC PipeLines LP 4.65% 6/15/21	160,000	161,358

Tempur Sealy International, Inc.
5.625% 10/15/23	560,000	571,141
5.5% 6/15/26	750,000	781,462

United Airlines Holdings, Inc. 4.875% 1/15/25	200,000	197,185

VEREIT, Inc. 3.95% 8/15/27	575,000	652,452

WPX Energy, Inc.
5.75% 6/01/26	75,000	78,956
5.25% 10/15/27	500,000	530,655
4.5% 1/15/30	1,416,000	1,503,084
Total Corporate Bonds (Cost $43,124,440)		47,636,975

Corporate Convertible Bonds - 1.4%

Redwood Trust, Inc.
4.75% 8/15/23	850,000	805,758
5.625% 7/15/24	700,000	665,650
5.75% 10/01/25	500,000	476,900
Total Corporate Convertible Bonds (Cost $1,828,800)		1,948,308

Asset-Backed Securities - 26.1%

Automobile
American Credit Acceptance Receivables Trust (ACAR)(b)
2019-4 CL B — 2.43% 10/12/23	500,000	504,094

AmeriCredit Automobile Receivables Trust (AMCAR)
2017-1 CL D — 3.13% 1/18/23	69,000	70,719

Arivo Acceptance Auto Loan Receivables Trust (ARIVO)(b)
2019-1 CL A — 2.99% 7/15/24	545,267	552,300

CarMax Auto Owner Trust (CARMX)
2017-2 CL B — 2.41% 12/15/22	90,000	90,945
2017-2 CL C — 2.6% 2/15/23	53,000	53,566
2017-4 CL C — 2.7% 10/16/23	51,000	51,965

Carvana Auto Receivables Trust (CRVNA)(b)
2019-1A CL C — 3.5% 2/15/24	700,000	720,482

Chase Auto Credit Linked Notes (CACLN)(b)
2020-1 CL D — 1.886% 1/25/28	717,083	722,097

Driven Brands Funding, LLC (HONK)(b)
2019-2A CL A2 — 3.981% 10/20/49	495,000	521,723

DT Auto Owner Trust (DTAOT)(b)
2019-3A CL D — 2.96% 4/15/25	1,000,000	1,034,545

	$ Principal
	Amount	$ Value
Exeter Automobile Receivables Trust (EART)(b)
2017-1A CL C — 3.95% 12/15/22	177,483	178,781
2018-2A CL C — 3.69% 3/15/23	49,147	49,381
2017-3A CL C — 3.68% 7/17/23	88,000	89,989

First Investors Auto Owners Trust (FIAOT)(b)
2016-2A CL C — 2.53% 7/15/22	19,930	19,954
2017-1A CL C — 2.95% 4/17/23	330,112	331,913
2017-1A CL D — 3.6% 4/17/23	300,000	303,958
2017-3A CL C — 3.0% 1/16/24	521,000	527,415
2017-3A CL D — 3.44% 3/15/24	571,000	583,726
2018-1A CL C — 3.69% 6/17/24	1,021,000	1,036,365

GLS Auto Receivables Trust (GCAR)(b)
2019-2A CL A — 3.06% 4/17/23	68,924	69,383
2019-3A CL A — 2.58% 7/17/23	73,871	74,595
2019-4A CL A — 2.47% 11/15/23	205,196	207,757
2020-1A CL A — 2.17% 2/15/24	272,007	274,995
2020-2A CL B — 3.16% 6/16/25	750,000	784,573

GM Financial Automobile Leasing Trust (GMALT)
2018-3 CL C — 3.7% 7/20/22	550,000	552,400

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2019-CRTA CL C — 2.849% 3/25/26	574,380	587,552
		9,995,173
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)(b) (c)
2019-5A CL A2A — 2.91838% 4/20/31
Floating Rate (Qtrly LIBOR + 270)	250,000	248,588
2020-10A CL B1 — 2.59647% 1/20/32
Floating Rate (Qtrly LIBOR + 235)	1,000,000	1,000,414

BlackRock Elbert CLO V, Ltd (ELB)(b) (c)
2020-5A CL A1 — 2.16363% 12/15/31
Floating Rate (Qtrly LIBOR + 190)	500,000	499,991

Brightwood Capital MM CLO 2020-1, Ltd (BWCAP)(b) (c)
2020-1A CL A — 2.13813% 12/15/28
Floating Rate (Qtrly LIBOR + 190)	1,300,000	1,300,019

Cerberus Loan Funding XXVIII LP (CERB)(b) (c)
2020-1A CL B — 2.75969% 10/15/31
Floating Rate (Qtrly LIBOR + 255)	500,000	500,061
2020-1A CL C — 3.90969% 10/15/31
Floating Rate (Qtrly LIBOR + 370)	500,000	500,082
2020-2A CL B — 2.83285% 10/15/32
Floating Rate (Qtrly LIBOR + 260)	500,000	500,050

Lake Shore MM III LLC (LSHR)(b)
2020-1A CL B — 3.42873% 10/15/29
Floating Rate (Qtrly LIBOR + 320)	500,000	499,180
		5,048,385
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)(b)
2020-A CL A — 2.1% 2/18/25	250,000	251,550
2020-A CL B — 3.54% 2/18/25	250,000	254,829

Avant Loans Funding Trust (AVNT)(b)
2019-B CL A — 2.72% 10/15/26	86,933	87,260

Conn Funding II, LP (CONN)(b)
2019-A CL A — 3.4% 10/16/23	64,933	65,250
2019-B CL A — 2.66% 6/17/24	50,347	50,387
2020-A CL A — 1.71% 6/16/25	319,371	319,793

Foundation Finance Trust (FFIN)(b)
2019-1A CL A — 3.86% 11/15/34	361,538	374,271

	$ Principal
	Amount	$ Value
Freedom Financial (FREED)(b)
2019-2 CL B — 3.19% 11/18/26	400,000	404,963
2020-FP1 CL A — 2.52% 3/18/27	238,203	239,916
2020-FP1 CL B — 3.06% 3/18/27	500,000	508,172

Marlette Funding Trust (MFT)(b)
2018-4A CL B — 4.21% 12/15/28	250,000	253,415
2019-2A CL B — 3.53% 7/16/29	500,000	511,638
2019-3A CL A — 2.69% 9/17/29	137,086	138,181
2019-4A CL A — 2.39% 12/17/29	217,304	219,087

OneMain Financial Issuance Trust (OMFIT)(b)
2015-3A CL A — 3.63% 11/20/28	152,546	152,753
2017-1A CL A1 — 2.37% 9/14/32	187,846	188,120

Pagaya AI Debt Selection Trust (PAID)(b)
2020-3 CL B — 3.22% 5/17/27	1,000,000	1,006,457

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-1A CL B — 4.03% 4/15/25	313,242	314,592
2019-3A CL A — 3.19% 7/15/25	61,013	61,223

SoFi Consumer Loan Program LLC (SCLP)(b)
2018-4 CL C — 4.17% 11/26/27	750,000	769,041
2019-3 CL A — 2.9% 5/25/28	143,913	145,450

Upgrade Receivables Trust (UPGR)(b)
2018-1A CL C — 5.17% 11/15/24	154,808	155,643
2019-1A CL B — 4.09% 3/15/25	108,657	108,755
2019-2A CL B — 3.51% 10/15/25	775,000	780,017

Upstart Securitization Trust (UPST)(b)
2017-2 CL C — 5.59% 3/20/25	253,280	255,549
2018-2 CL C — 5.494% 12/22/25	329,037	333,694
2019-1 CL B — 4.19% 4/20/26	136,760	137,492
2019-2 CL B — 3.734% 9/20/29	750,000	766,138
2020-1 CL A — 2.322% 4/22/30	241,905	243,869
		9,097,505
Equipment
Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL D — 3.8% 1/10/24	216,000	218,656

BCC Funding XVI LLC (BCCFC)(b)
2019-1A CL A2 — 2.46% 8/20/24	377,315	382,630

Commercial Credit Group Receivables Trust (CCG)(b)
2018-1 CL B — 3.09% 6/16/25	620,000	625,839
2019-1 CL B — 3.22% 9/14/26	750,000	779,558
2019-2 CL B — 2.55% 3/15/27	300,000	308,125

Dell Equipment Finance Trust (DEFT)(b)
2018-1 CL B — 3.34% 6/22/23	590,000	594,780
2018-2 CL C — 3.72% 10/22/23	225,000	229,783
2019-1 CL C — 3.14% 3/22/24	750,000	767,277

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	103,216	103,646
2017-AA CL A4 — 2.41% 8/16/24	335,199	339,014

Octane Receivables Trust (OCTL)(b)
2019-1A CL A — 3.16% 9/20/23	464,879	470,827
2020-1A CL B — 1.98% 6/20/25	940,000	946,852

Pawnee Equipment Receivables LLC (PWNE)(b)
2019-1 CL A2 — 2.29% 10/15/24	371,199	375,220
2019-1 CL D — 2.86% 10/15/24	500,000	489,160

	$ Principal
	Amount	$ Value
Stonebriar Commercial Finance Equipment Leasing LLC (SCFET)(b)
2019-2A CL A2 — 2.47% 4/20/26	186,000	192,414
		6,823,781
Fleet Lease
Chesapeake Funding II LLC (CFII)(b)
2017-3A CL D — 3.38% 8/15/29	550,000	554,295

Enterprise Fleet Financing LLC (EFF)(b)
2019-2 CL A2 — 2.29% 2/20/25	363,202	369,371

Hertz Fleet Lease Funding LP (HFLF)(b)
2018-1 CL A2 — 3.23% 5/10/32	141,522	142,338
		1,066,004
Litigation Funding
Oasis Securitization Funding, LLC (OASIS)(b)
2020-1A CL A — 3.8196% 1/15/32	256,683	257,675

Small Business
Bankers Healthcare Group Securitization Trust (BHG)(b)
2020-A CL A — 2.56% 9/17/31	621,664	623,188

Small Business Lending Trust (SBIZ)(b)
2020-A CL A — 2.62% 12/15/26	233,776	232,616
		855,804
Timeshare
Hilton Grand Vacations Trust (HGVT)(b)
2020-AA CL B — 4.22% 2/25/39	417,922	449,860

Sierra Timeshare Receivables Funding LLC (SRFC)(b)
2019-2A CL B — 2.82% 5/20/36	371,962	380,266
		830,126
Whole Business
Jersey Mike’s Funding, LLC (JMIKE)(b)
2019-1A CL A2 — 4.433% 2/15/50	1,000,000	1,074,591
Total Asset-Backed Securities (Cost $34,514,552)		35,049,044

Commercial Mortgage-Backed Securities - 7.5%

AREIT 2018-CRE1 Trust (AREIT)(b)
2018-CRE2 CL C — 2.05313% 11/14/35
Floating Rate (Mthly LIBOR + 190)	372,406	361,555

BFLD Trust 2020-OBRK (BFLD)(b)
2020-OBRK CL A — 2.209% 11/15/28
Floating Rate (Mthly LIBOR + 205)	250,000	250,570

BXMT Ltd. (BXMT)(b) (c)
2017-FL1 CL A — 1.0225% 6/15/35
Floating Rate (Mthly LIBOR + 87)	185,221	185,354

Exantas Capital Corp. Ltd. (XAN)(b) (c)
2019-RS07 CL A — 1.1525% 4/15/36
Floating Rate (Mthly LIBOR + 100)	432,830	428,882

GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL C — 2.297% 11/19/35
Floating Rate (Mthly LIBOR + 215)	1,028,000	998,373
2018-FL1 CL D — 3.097% 11/21/35
Floating Rate (Mthly LIBOR + 295)	1,096,000	1,049,991

Hilton USA Trust (HILT)(b)
2016-SFP CL E — 5.519097% 11/05/35	840,000	844,439

PFP Ltd. (PFP)(b) (c)
2019-5 CL C — 2.15313% 4/14/36
Floating Rate (Mthly LIBOR + 200)	500,000	482,755

	$ Principal
	Amount	$ Value
ReadyCap Commercial Mortgage Trust (RCMT)(b)
2018-FL2 CL C — 2.048% 6/25/35
Floating Rate (Mthly LIBOR + 190)	750,000	749,558
2018-FL2 CL D — 2.848% 6/25/35
Floating Rate (Mthly LIBOR + 270)	2,130,000	2,093,081

RETL (RETL)(b)
2019-RVP CL C — 2.259% 3/15/36
Floating Rate (Mthly LIBOR + 210)	1,250,000	1,208,043

VMC Finance LLC (VMC)(b)
2018-FL2 CL C — 2.1025% 10/15/35
Floating Rate (Mthly LIBOR + 195)	1,400,000	1,385,693
Total Commercial Mortgage-Backed Securities (Cost $10,181,135)		10,038,294

Mortgage-Backed Securities - 2.0%

Federal Home Loan Mortgage Corporation
Pass-Through Securities
C91945 — 3.0% 8/1/37	552,717	579,459

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 12/01/25	34,321	36,075
MA3443 — 4.0% 8/01/48	316,933	338,145
		374,220
Non-Government Agency
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(b) (e)
2019-4 CL A1 — 2.579% 11/25/49	140,127	142,171

Deephaven Residential Mortgage Trust (DRMT)(b) (e)
2019-3A CL A1 — 2.964% 7/25/59	253,001	255,986
2019-4A CL A1 — 2.791% 10/25/59	298,577	304,154

Flagstar Mortgage Trust (FSMT)(b) (e)
2017-1 CL 2A2 — 3.0% 3/25/47	153,603	157,263

J.P. Morgan Mortgage Trust (JPMMT)(b) (e)
2016-3 CL 2A1 — 3.0% 10/25/46	151,457	153,286
2017-3 CL 2A2 — 2.5% 8/25/47	152,902	157,428
2018-6 CL 2A2 — 3.0% 12/25/48	131,207	137,231

Sequoia Mortgage Trust (SEMT)(b) (e)
2017-CH1 CL A11 — 3.5% 8/25/47	49,350	49,596
2018-CH2 CL A12 — 4.0% 6/25/48	125,018	125,570
2019-CH2 CL A1 — 4.5% 8/25/49	267,570	275,197
		1,757,882
Total Mortgage-Backed Securities (Cost $2,628,314)		2,711,561

U.S. Treasury - 15.2%

U.S. Treasury Notes/Bonds
1.5% 8/15/26	1,850,000	1,958,977
2.0% 11/15/26	1,650,000	1,795,857
2.25% 2/15/27	1,000,000	1,105,234
2.375% 5/15/27	2,000,000	2,230,547
3.5% 2/15/39	2,100,000	2,848,617
2.5% 5/15/46	6,900,000	8,229,328
2.25% 8/15/49	2,000,000	2,284,688
Total U.S. Treasury (Cost $17,589,425)		20,453,248

Common Stocks - 0.2%
	Shares	$ Value
Redwood Trust, Inc. (Cost 335,339)	27,000	237,060

Non-Convertible Preferred Stocks - 1.5%

Qurate Retail, Inc. 8.0% 3/15/2031 (Cost 2,031,076)	20,300	2,009,700

Cash Equivalents - 10.1%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(a)	13,575,979	13,575,979
Total Cash Equivalents (Cost $13,575,979)		13,575,979
Total Investments in Securities (Cost $125,809,060)		133,660,169
Other Assets Less Other Liabilities - 0.6%		842,741
Net Assets - 100%		134,502,910
Net Asset Value Per Share - Investor Class		11.03
Net Asset Value Per Share - Institutional Class		11.03

(a) Rate presented represents the annualized 7-day yield at December 31, 2020.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity
(d) Annual sinking fund
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2020

Municipal Bonds - 95.8%
	% of Net	$ Principal
	Assets	Amount	$ Value
Arizona	0.3
Arizona Industrial Development Authority, Revenue,
Lincoln South Beltway Project, Series 2020, 5.0%, 2/01/23		100,000	109,359

California	0.7
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	238,634

Colorado	0.3
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	109,183

Nebraska	91.8
Bellevue, General Obligation, Refunding, Series 2020A,
3.0%, 9/15/32		500,000	529,745

Blair, Water System Revenue, Series 2016, AMT,
2.65%, 12/15/24		100,000	100,820
2.85%, 12/15/25		100,000	100,922
3.0%, 12/15/26		100,000	100,866
3.1%, 12/15/27		100,000	100,776
3.2%, 12/15/28		100,000	100,768

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016, 3.0%, 12/15/24		250,000	275,727

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	383,171
2.2%, 12/15/26		250,000	255,640

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	400,360

Columbus, Combined Revenue, Refunding,
Series 2016, AGM Insured
4.0%, 12/15/26		100,000	119,152
4.0%, 12/15/27		100,000	118,249
Series 2020, 4.0%, 6/15/33		200,000	246,294

Dawson Public Power District, Electric System Revenue,
Refunding, Series 2016A
2.0%, 6/15/26		170,000	171,091
2.1%, 6/15/27		105,000	105,628
Series 2016B
2.5%, 6/15/28		135,000	136,154
3.0%, 6/15/29		245,000	247,646
3.0%, 6/15/30		355,000	358,578

Dodge County, General Obligation, Refunding, North Bend Central
Public School District 0595, Series 2020, 1.9%, 6/15/32		200,000	204,416

Douglas County, General Obligation,
Bennington Public School District 0059,
Series 2020B, 3.0%, 12/15/32		100,000	107,791
Omaha Public School District 0001, Series 2016,
5.0%, 12/15/29		350,000	438,193
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22		250,000	261,125

	$ Principal
	Amount	$ Value
Douglas County, Hospital Authority #2, Revenue,
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26	500,000	571,660
Refunding, Nebraska Medicine, Series 2016
5.0%, 5/15/30	140,000	168,703
4.0%, 5/15/32	700,000	794,801

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, Series 2015
5.0%, 11/01/21	100,000	103,577
5.0%, 11/01/22	250,000	269,617

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	375,502

Grand Island, General Obligation, Highway Allocation Fund,
Series 2020
3.0%, 11/15/27	150,000	167,323
3.0%, 11/15/30	150,000	164,898

Grand Island, Combined Utilities Revenue, Refunding,
Series 2020A, AGM Insured
4.0%, 8/15/35	205,000	252,689
4.0%, 8/15/36	125,000	153,375

Lancaster County, General Obligation, Refunding,
Lincoln Public School District 0001, Series 2017, 4.0%, 1/15/33	250,000	301,912

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Series 2016, 3.0%, 12/01/25	500,000	562,145

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012,
2.5%, 4/01/21	425,000	426,789

Lincoln, Electric System Revenue, Refunding,
Series 2012, 5.0%, 9/01/28, Pre-Refunded 9/01/22 @ 100	1,000,000	1,078,420

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	106,592
5.0%, 5/15/23	135,000	150,372

Madison County, Hospital Authority #1, Revenue, Refunding,
Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	483,935
5.0%, 7/01/23	250,000	275,440

Metropolitan Utilities District of Omaha, Gas System Revenue,
Series 2018, 4.0%, 12/01/27	450,000	512,127

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2012 Series A, 5.0%, 4/01/29	300,000	316,086
2016 Series A
5.0%, 4/01/21	250,000	252,815
5.0%, 4/01/27	350,000	437,706

Nebraska, Certificates of Participation, Series 2018A, 2.1%, 7/15/21	860,000	868,110

	$ Principal
	Amount	$ Value
Nebraska Cooperative Republican Platte Enhancement Project,
River Flow Enhancement Revenue, Refunding,
Series 2020A, 2.0%, 12/15/29	250,000	259,120

Nebraska Educational, Health, Cultural, and Social Services
Finance Authority, Revenue, Refunding, Immanuel Retirement
Communities Obligated Group, Series 2019A, 4.0%, 1/01/34	110,000	125,066

Nebraska Investment Finance Authority, Single Family Housing Revenue,
2016 Series C, 1.85%, 3/01/23	100,000	102,649
2019 Series A, 2.05%, 9/01/24	120,000	125,718
2020 Series C, 2.0%, 9/01/35	325,000	328,984

Nebraska Public Power District, Revenue,
2012 Series A
4.0%, 1/01/21	500,000	500,000
5.0%, 1/01/21	500,000	500,000
2015 Series A-2
5.0%, 1/01/24	225,000	235,366
5.0%, 1/01/24, Pre-Refunded 1/01/22 @ 100	25,000	26,187
2016 Series C, 5.0%, 1/01/35	480,000	571,253

Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	861,780

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	250,442

Omaha-Douglas County, General Obligation, Public Building
Commission,
Series 2014, 5.0%, 5/01/26, Pre-Refunded 5/01/22 @ 100	725,000	771,429
Series 2020B Bonds of the Series 2019B, 5.0%, 5/01/32	550,000	719,747

Omaha, General Obligation, Refunding,
Series 2012B, 3.0%, 11/15/24	400,000	420,488
Various Purpose and Refunding
Series 2016A
4.0%, 4/15/22	315,000	330,517
4.0%, 4/15/23	185,000	200,818
Series 2020A
3.0%, 4/15/34	100,000	113,673
3.0%, 4/15/35	100,000	113,418

Omaha Public Facilities Corp., Lease Revenue, Refunding,
Omaha Baseball Stadium Project, Series 2016A, 4.0%, 6/01/28	585,000	686,129
Series 2019C
4.0%, 4/01/33	340,000	413,365
4.0%, 4/01/39	500,000	595,415
Series 2020A, 4.0%, 6/01/31	155,000	195,829

Omaha Public Power District, Electric System Revenue,
2015 Series A, 2.85%, 2/01/27	500,000	539,170
2015 Series C, 5.0%, 2/01/39	150,000	174,722

Omaha, Sanitary Sewerage System Revenue,
Refunding,
Series 2016
5.0%, 4/01/26	250,000	310,500
4.0%, 4/01/31	350,000	404,222
Series 2020A, 4.0%, 4/01/34	100,000	124,507
Series 2014, 5.0%, 11/15/22	200,000	218,020

Omaha, Special Tax Revenue Redevelopment,
Series 2019A, 4.0%, 1/15/33	260,000	313,435

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24, Pre-Refunded 5/11/22 @ 100	420,000	435,670

	% of Net	$ Principal
	Assets	Amount	$ Value
Papillion-La Vista, General Obligation, Sarpy County
School District #27, Refunding,
Series 2017A
2.05%, 12/01/24		150,000	153,275
2.2%, 12/01/25		150,000	153,488
2.3%, 12/01/26		275,000	281,020
Series 2020B, 4.0%, 12/01/35		400,000	497,248

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding,
Series 2015, 2.25%, 12/15/21		100,000	100,126
Series 2017, 5.0%, 12/15/26, Pre-Refunded 6/15/22 @ 100		185,000	197,941

Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2,
2015 Series A, 5.0%, 1/01/28		500,000	585,280
2016 Series A, 5.0%, 1/01/32		140,000	170,177

Saline, Educational Facilities, Revenue, Refunding,
Doane University Project, Series 2020A,
3.0%, 2/15/31		200,000	217,522

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017, 5.0%, 12/15/29		550,000	693,490

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26		500,000	504,450

Seward County, Limited Tax General Obligation, Refunding,
Series 2019, 3.0%, 12/15/30		605,000	645,765

Southeast Community College Area, Certificates of Participation,
Series 2018, 3.0%, 12/15/22		400,000	420,844

University of Nebraska, Facilities Corp., Revenue, Refunding,
Health Center and College of Nursing Projects, Series 2016,
5.0%, 7/15/29		380,000	468,719

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017,
Escrowed to Maturity
3.0%, 7/01/25		100,000	112,125
2.5%, 7/01/26		210,000	235,255
3.0%, 7/01/27		100,000	117,057
Refunding, Lincoln Student Fees and Facilities
Series 2012, 5.0%, 7/01/23, Pre-Refunded 7/01/22 @ 100		250,000	268,025
Refunding, Omaha Student Housing Project,
Series 2017A, 5.0%, 5/15/30, Pre-Refunded 11/15/27 @ 100		100,000	131,338

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25		245,000	262,128
4.0%, 12/15/27		395,000	421,663

Village of Boys Town, Revenue, Refunding, Boys Town Projects,
Series 2017, 3.0%, 9/01/28		700,000	803,061
Series 2020, 3.0%, 7/01/35		325,000	363,743
			32,429,085
Texas	1.3
Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	309,427

Austin, Electric Utility System Revenue, Refunding,
Series 2020A, 5.0%, 11/15/35		100,000	137,074
			446,501

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Utah	0.4
Salt Lake City, Public Utilities Revenue, Series 2020,
5.0%, 2/1/35		100,000	131,220

Washington	1.0
Pierce County, General Obligation, Tacoma School District #10,
Series 2020B, Washington State School District Credit
Enhancement Program, 4.0%, 12/01/35		100,000	126,533

Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	241,416
			367,949
Total Municipal Bonds (Cost $32,494,555)			33,831,931

Cash Equivalents - 3.5%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(a)		1,235,152	1,235,152
Total Cash Equivalents (Cost $1,235,152)			1,235,152
Total Investments in Securities (Cost $33,729,707)			35,067,083
Other Assets Less Other Liabilities - 0.7%			263,663
Net Assets - 100%			35,330,746
Net Asset Value Per Share			10.27

(a) Rate presented represents the annualized 7-day yield at December 31, 2020.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
December 31, 2020

Corporate Bonds - 15.0%	$ Principal
	Amount	$ Value
Air Canada 7.75% 4/15/21(b) (c)	250,000	251,562

American Airlines Group Inc. 3.75% 3/01/25(b)	750,000	581,250

American Tower Corp. 2.25% 1/15/22	5,000,000	5,096,670

Boeing Co. 4.508% 5/1/2023	1,000,000	1,081,235

Boston Properties LP 3.125% 9/01/23	9,560,000	10,156,421

Calumet Specialty Products Partners LP 7.625% 1/15/22	900,000	894,163

Carlisle Companies Inc. 3.5% 12/01/24	500,000	548,274

CenturyLink, Inc. 6.75% 12/01/21 (Qwest Corp.)	1,150,000	1,203,791

Colfax Corp. 6.0% 2/15/24(b)	1,000,000	1,038,770

Computer Sciences Corp. 4.45% 9/15/22	325,000	342,255

Cox Communications, Inc. 3.25% 12/15/22(b)	5,000,000	5,268,838

Diamondback Energy, Inc. 2.875% 12/01/24	3,379,000	3,554,436

Discovery, Inc. 2.95% 3/20/23	2,277,000	2,400,355

Energy Transfer Operating LP 5.2% 2/01/22	3,500,000	3,631,101

EQT Corp. 3.0% 10/01/22	1,180,000	1,191,062

Equifax Inc. 2.3% 6/01/21	2,900,000	2,916,477

Expedia Group, Inc. 3.6% 12/15/23(b)	2,000,000	2,132,710

First Republic Bank 2.5% 6/06/22	4,200,000	4,319,082

General Motors Financial Company, Inc. 3.55% 4/09/21	1,250,000	1,259,708

JPMorgan Chase & Co. 3.375% 5/01/23	3,956,000	4,229,292

Kimco Realty Corp. 3.125% 06/01/2023	495,000	521,756

Kinder Morgan, Inc. 3.95% 9/01/22	2,000,000	2,099,681

Lennar Corp. 4.875% 12/15/23	1,951,000	2,158,294

Level 3 Parent LLC 5.25% 3/15/26	1,455,000	1,505,270

Markel Corp. 4.9% 7/01/22	3,850,000	4,098,715

Matador Resources Co. 5.875% 9/15/26	500,000	490,625

MetLife Global Funding I 2.4% 6/17/22(b)	1,000,000	1,030,162

MPLX LP 3.375% 3/15/23	1,000,000	1,059,687

NGL Energy Partners LP
7.5% 11/01/23	4,555,000	3,234,050
6.125% 3/01/25	1,490,000	948,012

NXP BV 4.625% 06/01/2023(b) (c)	3,500,000	3,827,501

Occidental Petroleum Corp. 2.6% 8/13/21	1,000,000	1,010,625

	$ Principal
	Amount	$ Value
Office Properties Income Trust 4.15% 2/01/22	2,581,000	2,628,455

Parsley Energy LLC 5.25% 8/15/25(b)	2,063,000	2,153,772

PDC Energy, Inc. 6.125% 9/15/24	1,200,000	1,235,382

QVC, Inc. 4.375% 3/15/23	3,000,000	3,156,210

RELX plc 3.5% 3/16/23	1,800,000	1,914,915

Silversea Cruise Holding Ltd. 7.25% 2/01/25(b) (c)	3,545,000	3,675,722

Simon Property Group, LP 2.75% 2/01/23	1,593,000	1,661,859

Sprint Spectrum Co. LLC 3.36% 3/20/23(b) (d)	1,331,250	1,345,847

Tempur Sealy International, Inc. 5.625% 10/15/23	821,000	837,334

U.S. Bancorp 2.4% 7/30/24	500,000	533,179

Wells Fargo & Co. 3.5% 3/08/22	7,900,000	8,191,633

WPX Energy, Inc. 5.25% 10/15/27	600,000	636,786

Xerox Corp. 4.375% 03/15/23	1,370,000	1,441,069
Total Corporate Bonds (Cost $100,171,460)		103,493,993

Corporate Convertible Bonds - 2.7%

Redwood Trust, Inc.
4.75% 8/15/23	10,000,000	9,479,507
5.625% 7/15/24	6,300,000	5,990,843
5.75% 10/01/25	3,000,000	2,861,401
Total Corporate Convertible Bonds (Cost $18,282,355)		18,331,751

Asset-Backed Securities - 33.8%

Automobile
American Credit Acceptance Receivables Trust (ACAR)(b)
2019-4 CL A — 2.18% 2/13/23	584,109	585,237
2020-1 CL A — 1.89% 4/13/23	1,145,058	1,149,337
2019-4 CL B — 2.43% 10/12/23	2,500,000	2,520,470
2020-3 CL A — 0.62% 10/13/23	1,793,595	1,795,850
2020-1 CL B — 2.08% 12/13/23	2,500,000	2,523,080
2020-2 CL A — 1.65% 12/13/23	936,412	942,214
2020-4 CL A — 0.53% 3/13/24	1,834,402	1,836,160

CarMax Auto Owner Trust (CARMX)
2017-2 CL C — 2.6% 2/15/23	1,070,000	1,081,422

Carvana Auto Receivables Trust (CRVNA)(b)
2019-1A CL B — 3.29% 8/15/23	5,000,000	5,059,524
2019-1A CL C — 3.5% 2/15/24	300,000	308,778
2019-3A CL B — 2.51% 4/15/24	400,000	407,456

Chase Auto Credit Linked Notes (CACLN)(b)
2020-1 CL B — 0.991% 1/25/28	2,151,250	2,157,985
2020-2 CL B — 0.84% 2/25/28	1,900,000	1,902,780

Drive Auto Receivables Trust (DRIVE)
2017-1 CL D — 3.84% 3/15/23	2,264,576	2,291,952
2018-2 CL C — 3.63% 8/15/24	157,940	158,129

	$ Principal
	Amount	$ Value
DT Auto Owner Trust (DTAOT)(b)
2019-3A CL B — 2.6% 5/15/23	2,600,000	2,619,943
2019-4A CL A — 2.17% 5/15/23	541,812	544,233
2020-3A CL A — 0.54% 4/15/24	397,768	398,531
2018-3A CL C — 3.79% 7/15/24	7,000,000	7,087,627

Exeter Automobile Receivables Trust (EART)(b)
2020-1A CL A — 2.05% 6/15/23	968,929	972,862
2017-3A CL C — 3.68% 7/17/23	1,096,000	1,120,771
2020-2A CL A — 1.13% 8/15/23	919,873	922,549

First Investors Auto Owners Trust (FIAOT)(b)
2019-2A CL A — 2.21% 9/16/24	1,166,611	1,177,070

Foursight Capital Automobile Receivables Trust (FCRT)(b)
2017-1 CL B — 3.05% 12/15/22	473,521	474,580
2020-1 CL A2 — 1.97% 9/15/23	1,557,329	1,569,818

GLS Auto Receivables Trust (GCAR)(b)
2018-1A CL A — 2.82% 7/15/22	153,119	153,284
2019-2A CL A — 3.06% 4/17/23	421,204	424,010
2019-3A CL A — 2.58% 7/17/23	738,714	745,953
2020-3A CL A — 0.69% 10/16/23	757,979	759,046
2019-4A CL A — 2.47% 11/15/23	1,436,370	1,454,297
2020-1A CL A — 2.17% 2/15/24	2,312,059	2,337,454
2020-2A CL A — 1.58% 8/15/24	2,151,915	2,171,749
2020-3A CL B — 1.38% 8/15/24	1,000,000	1,010,061
2020-2A CL B — 3.16% 6/16/25	250,000	261,524

Santander Drive Auto Receivables Trust (SDART)
2020-1 CL A2A — 2.07% 1/17/23	1,038,165	1,043,146

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2019-CRTA CL B — 2.453% 3/25/26	1,148,759	1,170,511
2019-CRTA CL C — 2.849% 3/25/26	861,569	881,328

United Auto Credit Securitization Trust (UACST)(b)
2020-1 CL A — 0.85% 5/10/22	861,795	862,341

Westlake Automobile Receivables Trust (WLAKE)(b)
2020-2A CL A2A — 0.93% 2/15/24	3,745,962	3,759,348

World Omni Select Auto Trust (WOSAT)
2019-A CL A2A — 2.06% 8/15/23	1,399,596	1,407,432
		60,049,842
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)(b) (c)
2020-10A CL A1A — 2.19647% 1/20/32
Floating Rate (Qtrly LIBOR + 195)	6,500,000	6,501,832

BlackRock Elbert CLO V, Ltd (ELB)(b) (c)
2020-5A CL A1 — 2.16363% 12/15/31
Floating Rate (Qtrly LIBOR + 190)	4,000,000	3,999,928

Brightwood Capital MM CLO 2020-1, Ltd (BWCAP)(b) (c)
2020-1A CL A — 2.13813% 12/15/28
Floating Rate (Qtrly LIBOR + 190)	5,400,000	5,400,079

Cerberus Loan Funding XXVIII LP (CERB)(b) (c)
2020-1A CL A — 2.05969% 10/15/31
Floating Rate (Qtrly LIBOR + 185)	5,500,000	5,500,586
2020-2A CL A — 2.13285% 10/15/32
Floating Rate (Qtrly LIBOR + 190)	4,500,000	4,500,195

Lake Shore MM III LLC (LSHR)(b)
2020-1A CL A — 2.52873% 10/15/29
Floating Rate (Qtrly LIBOR + 230)	3,000,000	3,000,469
		28,903,089

	$ Principal
	Amount	$ Value
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)(b)
2020-A CL A — 2.1% 2/18/25	6,750,000	6,791,856

Avant Loans Funding Trust (AVNT)(b)
2019-B CL A — 2.72% 10/15/26	260,798	261,781

Conn Funding II, LP (CONN)(b)
2019-A CL A — 3.4% 10/16/23	108,222	108,750
2019-B CL A — 2.66% 6/17/24	151,040	151,160
2020-A CL A — 1.71% 6/16/25	479,057	479,690

Foundation Finance Trust (FFIN)(b)
2019-1A CL A — 3.86% 11/15/34	2,220,874	2,299,092

Freedom Financial (FREED)(b)
2020-FP1 CL A — 2.52% 3/18/27	1,191,013	1,199,580
2020-3FP CL A — 2.4% 9/20/27	633,232	635,648

Marlette Funding Trust (MFT)(b)
2018-1A CL C — 3.69% 3/15/28	409,856	410,662
2018-4A CL A — 3.71% 12/15/28	208,078	208,922
2019-1A CL A — 3.44% 4/16/29	280,681	282,975
2019-2A CL A — 3.13% 7/16/29	642,823	648,533
2019-3A CL A — 2.69% 9/17/29	1,233,773	1,243,633
2019-4A CL A — 2.39% 12/17/29	1,521,128	1,533,607
2020-1A CL A — 2.24% 3/15/30	831,827	837,057
2020-2A CL A — 1.02% 9/16/30	1,743,743	1,747,206

OneMain Financial Issuance Trust (OMFIT)(b)
2018-1A CL A — 3.3% 3/14/29	12,115,000	12,240,436
2018-1A CL B — 3.61% 3/14/29	1,500,000	1,544,537
2017-1A CL A1 — 2.37% 9/14/32	1,549,731	1,551,991

Pagaya AI Debt Selection Trust 2020-3 (PAID)(b)
2020-3 CL A — 2.1% 5/17/27	3,000,000	3,007,843

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-1A CL B — 4.03% 4/15/25	2,505,933	2,516,737
2019-3A CL A — 3.19% 7/15/25	518,609	520,392

SoFi Consumer Loan Program LLC (SCLP)(b)
2018-4 CL C — 4.17% 11/26/27	3,450,000	3,537,590
2019-2 CL A — 3.01% 4/25/28	594,381	601,106
2019-3 CL A — 2.9% 5/25/28	1,870,868	1,890,853
2019-4 CL A — 2.45% 8/25/28	956,584	966,738
2020-1 CL A — 2.02% 1/25/29	1,149,645	1,161,961

Upgrade Receivables Trust (UPGR)(b)
2019-1A CL B — 4.09% 3/15/25	661,474	662,074
2019-2A CL B — 3.51% 10/15/25	7,000,000	7,045,319

Upstart Securitization Trust (UPST)(b)
2017-1 CL C — 6.35% 6/20/24	628,869	630,461
2017-2 CL C — 5.59% 3/20/25	1,266,399	1,277,745
2018-2 CL C — 5.494% 12/22/25	1,809,701	1,835,318
2019-1 CL B — 4.19% 4/20/26	2,571,090	2,584,844
2019-2 CL B — 3.734% 9/20/29	1,250,000	1,276,896
2019-3 CL A — 2.684% 1/21/30	2,306,954	2,327,898
2020-1 CL A — 2.322% 4/22/30	3,109,317	3,134,558
2020-3 CL A — 1.702% 11/20/30	4,158,814	4,181,524
		73,336,973
Equipment
Amur Equipment Finance Receivables VIII LLC (AXIS)(b)
2020-1A CL A2 — 1.68% 8/20/25	1,291,818	1,300,673

Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL D — 3.8% 1/10/24	490,000	496,026

	$ Principal
	Amount	$ Value
BCC Funding XVI LLC (BCCFC)(b)
2019-1A CL A2 — 2.46% 8/20/24	3,395,836	3,443,674
2020-1 CL A2 — 0.91% 8/20/25	750,000	753,018

Commercial Credit Group Receivables Trust (CCG)(b)
2019-1 CL B — 3.22% 9/14/26	250,000	259,852
2019-2 CL A2 — 2.11% 3/15/27	1,818,125	1,844,537

Dell Equipment Finance Trust (DEFT)(b)
2019-1 CL C — 3.14% 3/22/24	2,750,000	2,813,349

Dext ABS 2020-1, LLC (DEXT)(b)
2020-1 CL A — 1.46% 2/16/27	3,379,347	3,391,484

Great America Leasing Receivables Trust (GALC)(b)
2020-1 CL A2 — 1.76% 6/15/22	6,838,595	6,885,058

Hewlett-Packard Financial Services Equipment Trust (HPEFS)(b)
2019-1A CL A2 — 2.19% 9/20/29	349,797	351,648
2019-1A CL D — 2.72% 9/20/29	1,000,000	1,023,496
2020-1A CL A2 — 1.73% 2/20/30	1,432,532	1,444,037
2020-1A CL A3 — 1.76% 2/20/30	3,500,000	3,554,468

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	636,988	639,645

Octane Receivables Trust (OCTL)(b)
2019-1A CL A — 3.16% 9/20/23	2,324,395	2,354,134
2020-1A CL A — 1.71% 2/20/25	6,857,701	6,878,233

Pawnee Equipment Receivables LLC (PWNE)(b)
2019-1 CL A2 — 2.29% 10/15/24	7,052,782	7,129,187
2020-1 CL A — 1.37% 11/17/25	3,699,781	3,711,454
		48,273,973
Fleet Lease
ARI Fleet Lease Trust (ARIFL)(b)
2018-B CL A2 — 3.22% 8/16/27	356,097	358,974
2019-A CL A2A — 2.41% 11/15/27	553,804	561,514
2020-A CL A2 — 1.77% 8/15/28	1,684,805	1,701,222

Chesapeake Funding II LLC (CFII)(b)
2017-2A CL D - 3.71% 5/15/29	1,670,000	1,678,553
2017-3A CL D - 3.38% 8/15/29	385,000	388,006

Enterprise Fleet Financing LLC (EFF)(b)
2017-2 CL A3 — 2.22% 1/20/23	364,402	366,092
2019-2 CL A2 — 2.29% 2/20/25	1,888,652	1,920,730
2020-1 CL A2 — 1.78% 12/22/25	3,332,825	3,387,670

Hertz Fleet Lease Funding LP (HFLF)(b)
2018-1 CL A1 — 0.64875% 5/10/32
Floating Rate (Mthly LIBOR + 50)	1,529,964	1,530,046
2018-1 CL A2 — 3.23% 5/10/32	726,733	730,926
		12,623,733
Small Business
Bankers Healthcare Group Securitization Trust (BHG)(b)
2020-A CL A — 2.56% 9/17/31	5,387,752	5,400,959

Small Business Lending Trust (SBIZ)(b)
2020-A CL A — 2.62% 12/15/26	1,168,879	1,163,079
		6,564,038
Student Loan
Social Professional Loan Program LLC (SOFI)(b)
2019-B CL A1FX — 2.78% 8/17/48	473,324	474,514

	$ Principal
	Amount	$ Value
Timeshare
Hilton Grand Vacations Trust (HGVT)(b)
2020-AA CL A — 2.74% 2/25/39	417,922	438,236

Sierra Timeshare Receivables Funding LLC (SRFC)(b)
2019-2A CL A — 2.59% 5/20/36	991,900	1,027,058
2019-2A CL B — 2.82% 5/20/36	123,987	126,755
2020-2A CL A — 1.33% 7/20/37	1,688,105	1,699,417
		3,291,466
Total Asset-Backed Securities (Cost $231,804,302)		233,517,628

Commercial Mortgage-Backed Securities - 7.0%

BFLD Trust 2020-OBRK (BFLD)(b)
2020-OBRK CL A — 2.209% 11/15/28
Floating Rate (Mthly LIBOR + 205)	2,625,000	2,630,983

BXMT Ltd. (BXMT)(b) (c)
2017-FL1 CL A — 1.0225% 6/15/35
Floating Rate (Mthly LIBOR + 87)	185,221	185,354

Exantas Capital Corp. Ltd. (XAN)(b) (c)
2019-RS07 CL A — 1.1525% 4/15/36
Floating Rate (Mthly LIBOR + 100)	5,410,371	5,361,022

GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL C — 2.297% 11/19/35
Floating Rate (Mthly LIBOR + 215)	7,300,000	7,089,614
2018-FL1 CL D — 3.097% 11/21/35
Floating Rate (Mthly LIBOR + 295)	4,500,000	4,311,095

Hilton USA Trust (HILT)(b)
2016-SFP CL E — 5.519097% 11/05/35	4,300,000	4,322,722

PFP Ltd. (PFP)(b) (c)
2019-5 CL B — 1.80313% 4/14/36
Floating Rate (Mthly LIBOR + 165)	2,500,000	2,454,266
2019-5 CL C — 2.15313% 4/14/36
Floating Rate (Mthly LIBOR + 200)	500,000	482,755

ReadyCap Commercial Mortgage Trust (RCMT)(b)
2020-FL4 CL A — 2.298% 2/25/35
Floating Rate (Mthly LIBOR + 215)	3,999,958	4,016,518
2018-FL2 CL C — 2.048% 6/25/35
Floating Rate (Mthly LIBOR + 190)	750,000	749,558
2018-FL2 CL D — 2.848% 6/25/35
Floating Rate (Mthly LIBOR + 270)	10,200,000	10,023,205

RETL (RETL)(b)
2019-RVP CL C — 2.259% 3/15/36
Floating Rate (Mthly LIBOR + 210)	2,750,000	2,657,694

VMC Finance LLC (VMC)(b)
2018-FL2 CL C — 2.1025% 10/15/35
Floating Rate (Mthly LIBOR + 195)	4,200,000	4,157,080
Total Commercial Mortgage-Backed Securities (Cost $48,996,570)		48,441,866

Mortgage-Backed Securities - 19.6%

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 3/15/25	660,360	689,904
4107 CL LW — 1.75% 8/15/27	3,920,495	3,981,847

	$ Principal
	Amount	$ Value
4281 CL AG — 2.5% 12/15/28	482,134	490,342
4107 CL LA — 2.5% 5/15/31	6,957,604	7,104,502
3003 CL LD — 5.0% 12/15/34	690,194	797,435
2952 CL PA — 5.0% 2/15/35	328,134	359,584
3620 CL PA — 4.5% 12/15/39	657,857	715,366
3842 CL PH — 4.0% 4/15/41	756,630	831,358
		14,970,338
Pass-Through Securities
G18190 — 5.5% 6/01/22	3,734	3,832
G13300 — 4.5% 5/01/23	35,564	37,589
G18296 — 4.5% 2/01/24	98,136	103,379
G18306 — 4.5% 4/01/24	213,085	224,547
G13517 — 4.0% 5/01/24	159,879	169,697
G18308 — 4.0% 5/01/24	228,392	242,357
E02804 — 3.0% 12/01/25	1,178,514	1,239,422
J13949 — 3.5% 12/01/25	1,720,932	1,827,605
J14649 — 3.5% 4/01/26	1,323,219	1,404,865
E02948 — 3.5% 7/01/26	3,264,389	3,466,638
J16663 — 3.5% 9/01/26	2,908,966	3,088,698
E03033 — 3.0% 2/01/27	1,760,398	1,851,506
ZS8692 — 2.5% 4/01/33	1,420,160	1,483,290
G01818 — 5.0% 5/01/35	878,451	1,004,598
		16,148,023
		31,118,361
Federal National Mortgage Association
Collateralized Mortgage Obligations
2010-145 CL PA — 4.0% 10/25/24	5,683	5,679
2010-54 CL WA — 3.75% 6/25/25	237,358	243,036
		248,715
Pass-Through Securities
888595 — 5.0% 1/01/22	7,494	7,861
888439 — 5.5% 6/01/22	11,893	12,071
AR8198 — 2.5% 3/01/23	1,178,587	1,227,950
MA1502 — 2.5% 7/01/23	1,058,177	1,102,619
995960 — 5.0% 12/01/23	70,087	73,526
AD0629 — 5.0% 2/01/24	69,878	73,300
930667 — 4.5% 3/01/24	183,439	194,321
890112 — 4.0% 4/01/24	135,159	143,355
995693 — 4.5% 4/01/24	168,940	177,649
AA4315 — 4.0% 4/01/24	287,865	305,352
AA5510 — 4.0% 4/01/24	70,089	74,348
MA0043 — 4.0% 4/01/24	107,617	114,170
995692 — 4.5% 5/01/24	160,944	169,339
995755 — 4.5% 5/01/24	264,243	279,466
931739 — 4.0% 8/01/24	85,599	90,846
AD7073 — 4.0% 6/01/25	274,876	291,818
AE0031 — 5.0% 6/01/25	185,836	195,141
AL0471 — 5.5% 7/01/25	420,117	439,854
310139 — 3.5% 11/01/25	1,969,534	2,090,430
AB1769 — 3.0% 11/01/25	933,204	988,849
AH3429 — 3.5% 1/01/26	5,277,295	5,602,771
AB2251 — 3.0% 2/01/26	1,237,516	1,316,270
AB3902 — 3.0% 11/01/26	864,427	908,890
AB4482 — 3.0% 2/01/27	2,003,342	2,106,330
AK3264 — 3.0% 2/01/27	2,150,228	2,260,695
AL1366 — 2.5% 2/01/27	1,597,905	1,670,149
AB6291 — 3.0% 9/01/27	878,106	922,543
MA3189 — 2.5% 11/01/27	1,479,495	1,542,791
MA3791 — 2.5% 9/01/29	3,023,142	3,153,376
BM5708 — 3.0% 12/01/29	2,185,709	2,293,862
MA0587 — 4.0% 12/01/30	2,536,996	2,733,784
BA4767 — 2.5% 1/01/31	1,667,296	1,740,957
AS7698 — 2.5% 8/01/31	1,739,293	1,831,289
AS7701 — 2.5% 8/01/31	2,387,956	2,547,705
555531 — 5.5% 6/01/33	1,768,111	2,058,035

	$ Principal
	Amount	$ Value
MA3540 — 3.5% 12/01/33	1,904,003	2,020,398
725232 — 5.0% 3/01/34	161,096	186,193
995112 — 5.5% 7/01/36	778,943	913,354
		43,861,657
		44,110,372

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 12/20/26	3,789,271	3,987,168

Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)(b) (f)
2019-3 CL A1 — 2.724% 11/25/59	2,982,792	3,067,036

Citigroup Mortgage Loan Trust, Inc. (CMLTI)(b) (e)
2014-A CL A — 4.0% 1/25/35	695,327	738,249

COLT Funding LLC (COLT)(b) (e)
2019-4 CL A1 — 2.579% 11/25/49	2,802,545	2,843,429

Deephaven Residential Mortgage Trust (DRMT)(b) (e)
2018-4A CL A1 — 4.08% 10/25/58	1,615,934	1,631,271
2019-3A CL A1 — 2.964% 7/25/59	2,277,012	2,303,873
2019-4A CL A1 — 2.791% 10/25/59	895,732	912,460

Flagstar Mortgage Trust (FSMT)(b) (e)
2017-1 CL 2A2 — 3.0% 3/25/47	1,601,862	1,640,025

Goldman Sachs Mortgage-Backed Securities Trust (GSMBS)(b) (e)
2020-NQM1 CL A1 — 1.382% 9/27/60	1,733,742	1,745,521

J.P. Morgan Mortgage Trust (JPMMT)(b) (e)
2014-2 CL 2A2 — 3.5% 6/25/29	1,675,348	1,717,621
2014-5 CL A1 — 2.94552% 10/25/29	3,643,065	3,757,765
2016-3 CL 2A1 — 3.0% 10/25/46	2,970,837	3,006,703
2017-3 CL 2A2 — 2.5% 8/25/47	5,963,196	6,139,678
2018-6 CL 2A2 — 3.0% 12/25/48	2,055,582	2,149,957
2020-7 CL A4 — 3.0% 1/25/51	1,311,950	1,344,738
2020-8 CL A4 — 3.0% 3/25/51	1,387,639	1,422,804

J.P. Morgan Wealth Management Mortgage Trust (JPMWM)(b) (e)
2020-ATR1 CL A4 — 3.0% 2/25/50	6,513,735	6,621,738

Sequoia Mortgage Trust (SEMT)(e)
2012-4 CL A1 — 3.5% 9/25/42	1,055,293	1,075,655
2013-4 CL A3 — 1.55% 4/25/43	1,821,231	1,824,294
2017-CH1 CL A11 — 3.5% 8/25/47(b)	505,837	508,358
2018-CH2 CL A12 — 4.0% 6/25/48(b)	1,154,009	1,159,105
2018-CH4 CL A10 — 4.5% 10/25/48(b)	698,968	700,321
2019-CH2 CL A1 — 4.5% 8/25/49(b)	624,330	642,127
2019-CH3 CL A10 — 4.0% 9/25/49(b)	1,548,089	1,580,340
2019-4 CL A4 — 3.5% 11/25/49(b)	1,265,577	1,284,256
2019-5 CL A4 — 3.5% 12/25/49(b)	2,040,544	2,076,986
2020-1 CL A4 — 3.5% 2/25/50(b)	420,247	424,868
2020-2 CL A4 — 3.5% 3/25/50(b)	1,719,418	1,751,209
2020-3 CL A4 — 3.0% 4/25/50(b)	2,024,516	2,064,897
		56,135,284
Total Mortgage-Backed Securities (Cost $130,599,228)		135,351,185

Taxable Municipal Bonds - 0.1%

Kansas Development Finance Authority Revenue, Series 2015H
2.927% 4/15/21 (Cost $750,000)	750,000	755,273

	$ Principal
U.S. Treasury - 17.9%	Amount
	or Shares	$ Value
U.S. Treasury Notes
1.125% 2/28/21	10,000,000	10,014,954
2.25% 3/31/21	12,000,000	12,060,352
1.375% 4/30/21	10,000,000	10,040,947
2.625% 6/15/21	10,000,000	10,112,169
1.125% 7/31/21	15,000,000	15,088,755
2.0% 7/31/22	17,000,000	17,502,031
2.0% 2/15/23	7,000,000	7,277,266
1.5% 2/28/23	25,000,000	25,737,305
2.0% 5/31/24	15,000,000	15,919,922
Total U.S. Treasury (Cost $120,664,947)		123,753,701

Common Stocks - 0.5%

Redwood Trust, Inc. (Cost $4,158,141)	410,000	3,599,800

Cash Equivalents - 3.1%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(a)	21,346,176	21,346,176
Total Cash Equivalents (Cost $21,346,176)		21,346,176
Total Investments in Securities (Cost $676,773,179)		688,591,373
Other Assets Less Other Liabilities - 0.3%		2,443,219
Net Assets - 100%		691,034,592
Net Asset Value Per Share - Investor Class		12.35
Net Asset Value Per Share - Institutional Class		12.37

(a) Rate presented represents the annualized 7-day yield at December 31, 2020.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity
(d) Annual sinking fund
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(f) Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at December 31, 2020.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
December 31, 2020

Corporate Bonds - 0.8%	$ Principal
	Amount	$ Value
Berkshire Hathaway Inc. 2.2% 3/15/21	500,000	501,089

Enterprise Products Partners LP 2.8% 2/15/21	200,000	200,567
Total Corporate Bonds (Cost $699,774)		701,656

Asset-Backed Securities - 12.9%

Automobile
American Credit Acceptance Receivables Trust (ACAR)(b)
2020-1 CL A — 1.89% 4/13/23	190,843	191,556
2020-3 CL A — 0.62% 10/13/23	358,719	359,170
2020-4 CL A — 0.53% 3/13/24	458,600	459,040

Carvana Auto Receivables Trust (CRVNA)(b)
2019-2A CL B — 2.74% 12/15/23	350,000	355,583

Drive Auto Receivables Trust (DRIVE)
2018-2 CL C — 3.63% 8/15/24	25,845	25,876

DT Auto Owner Trust (DTAOT)(b)
2019-4A CL A — 2.17% 5/15/23	151,707	152,385
2020-3A CL A — 0.54% 4/15/24	198,884	199,266

Exeter Automobile Receivables Trust (EART)(b)
2020-1A CL A — 2.05% 6/15/23	149,066	149,671

First Investors Auto Owners Trust (FIAOT)(b)
2017-1A CL D — 3.6% 4/17/23	317,000	321,182

GLS Auto Receivables Trust (GCAR)(b)
2018-1A CL A — 2.82% 7/15/22	90,335	90,433
2019-3A CL A — 2.58% 7/17/23	73,871	74,595
2020-4A CL A — 0.52% 2/15/24	625,000	625,325

Santander Drive Auto Receivables Trust (SDART)
2020-1 CL A2A — 2.07% 1/17/23	129,771	130,393

United Auto Credit Securitization Trust (UACST)(b)
2020-1 CL A — 0.85% 5/10/22	107,724	107,793
2019-1 CL C — 3.16% 8/12/24	422,185	424,208

Westlake Automobile Receivables Trust (WLAKE)(b)
2020-2A CL A2A — 0.93% 2/15/24	702,368	704,878
		4,371,354
Consumer & Specialty Finance
Marlette Funding Trust (MFT)(b)
2019-2A CL A — 3.13% 7/16/29	128,565	129,707
2020-2A CL A — 1.02% 9/16/30	348,749	349,441

OneMain Financial Issuance Trust (OMFIT)(b)
2018-1A CL A — 3.3% 3/14/29	750,000	757,765
2017-1A CL A1 — 2.37% 9/14/32	140,885	141,090

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-3A CL A — 3.19% 7/15/25	61,013	61,223

Upstart Securitization Trust (UPST)(b)
2019-1 CL B — 4.19% 4/20/26	136,760	137,492
2019-2 CL A — 2.897% 9/20/29	459,368	462,435
		2,039,153

	$ Principal
	Amount	$ Value
Equipment
Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL B — 2.85% 10/10/21	425,000	427,604

BCC Funding XVI LLC (BCCFC)(b)
2020-1 CL A1 — 0.30965% 10/20/21	236,497	236,533
2018-1A CL B — 3.39% 8/21/23	500,000	504,413

Dell Equipment Finance Trust (DEFT)(b)
2020-2 CL A2 — 0.47% 10/24/22	400,000	400,832

Great America Leasing Receivables Trust (GALC)(b)
2020-1 CL A2 — 1.76% 6/15/22	672,006	676,572

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	275,143	276,291

Stonebriar Commercial Finance Equipment Leasing LLC (SCFET)(b)
2020-1A CL A2 — 0.68% 10/20/25	500,000	500,690
		3,022,935
Fleet Lease
ARI Fleet Lease Trust (ARIFL)(b)
2018-A CL A2 — 2.55% 10/15/26	29,707	29,731
2019-A CL A2A — 2.41% 11/15/27	424,583	430,494
2020-A CL A2 — 1.77% 8/15/28	1,034,951	1,045,037
		1,505,262
Mobile
Verizon Owner Trust (VZOT)(b)
2018-1A CL A1A — 2.82% 9/20/22	152,746	153,381
Total Asset-Backed Securities (Cost $11,059,113)		11,092,085

Commercial Mortgage-Backed Securities - 1.4%

AREIT 2018-CRE1 Trust (AREIT)(b)
2018-CRE2 CL A — 1.13313% 11/14/35
Floating Rate (Mthly LIBOR + 98)	537,288	534,302

GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL A — 1.047% 11/21/35
Floating Rate (Mthly LIBOR + 90)	693,049	689,597
Total Commercial Mortgage-Backed Securities (Cost $1,226,113)		1,223,899

U.S. Treasury - 81.8%

U.S. Treasury Notes
2.0% 1/15/21	8,200,000	8,204,580
2.375% 3/15/21	9,000,000	9,039,220
2.625% 615/21	17,000,000	17,190,688
1.125% 8/31/21	19,000,000	19,130,387
2.75% 9/15/21	7,000,000	7,129,556
2.875% 10/15/21	9,750,000	9,960,625
Total U.S. Treasury (Cost $70,658,390)		70,655,056

Cash Equivalents - 2.7%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 0.03%(a)	2,341,735	2,341,735
Total Cash Equivalents (Cost $2,341,735)		2,341,735
Total Investments in Securities (Cost $85,985,125)		86,014,431
Other Assets Less Other Liabilities - 0.4%		376,270
Net Assets - 100%		86,390,701
Net Asset Value Per Share		10.00

(a) Rate presented represents the annualized 7-day yield at December 31, 2020.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally, to qualified institutional buyers.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•	Money market funds are valued at the quoted net asset value.
•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third-party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At December 31, 2020, the cost of investments and gross unrealized appreciation and depreciation of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Hickory	Partners III Opportunity	Partners Value	Value	Balanced	Core Plus Income	Nebraska Tax-Free Income	Short Duration Income	Ultra Short Government
Tax Cost	113,458,179	208,470,718	267,199,919	441,906,419	157,446,855	125,865,590	33,729,707	676,776,893	85,985,125

Appreciation	89,317,287	304,388,156	228,502,356	433,590,877	38,651,036	9,049,628	1,337,376	15,174,155	39,081
Depreciation	(3,326,775)	(41,729,855)	(9,904,942)	(5,035)	(342,106)	(1,255,049)	-	(3,359,675)	(9,775)
Net	85,990,512	262,658,301	218,597,414	433,585,842	38,308,930	7,794,579	1,337,376	11,814,480	29,306

(1)	Option Transactions There are no derivative positions open at December 31, 2020.

(2)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2020	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2020	Value Dec. 31, 2020
Intelligent Systems Corp.	1,539,000	-	789,000	750,000	$ 30,082,500

(3)	Concentration of Credit Risk
Approximately 92% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(4)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities);

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values are categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of December 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.
Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Communication Services	45,859,649	10,448,600	-	56,308,249
Other	124,384,840	7,000,000	-	131,384,840
Non-Convertible Preferred Stocks	3,465,000	-	-	3,465,000
Warrants	-	150,000	-	150,000
Cash Equivalents	8,140,602	-	-	8,140,602
Total Investments in Securities	181,850,091	17,598,600	-	199,448,691

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	528,581,465	21,000,000	-	549,581,465
Non-Convertible Preferred Stocks	17,325,000	-	-	17,325,000
Warrants	-	450,000	-	450,000
Cash Equivalents	11,928,754	-	-	11,928,754
Total Investments in Securities	557,835,219	21,450,000	-	579,285,219
Liabilities:
Securities Sold Short	(108,156,200)	-	-	(108,156,200)

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	474,289,589	-	-	474,289,589
Cash Equivalents	11,507,744	-	-	11,507,744
Total Investments in Securities	485,797,333	-	-	485,797,333

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	848,153,297	-	-	848,153,297
Cash Equivalents	27,338,964	-	-	27,338,964
Total Investments in Securities	875,492,261	-	-	875,492,261

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	83,143,361	-	-	83,143,361
Non-Convertible Preferred Stocks	3,465,000	-	-	3,465,000
Corporate Bonds	-	9,059,878	-	9,059,878
Corporate Convertible Bonds	-	1,901,855	-	1,901,855
Asset-Backed Securities	-	11,559,475	-	11,559,475
Commercial Mortgage-Backed Securities	-	376,333	-	376,333
Mortgage-Backed Securities	-	7,911,601	-	7,911,601
U.S. Treasury	-	49,199,783	-	49,199,783
Cash Equivalents	29,138,499	-	-	29,138,499
Total Investments in Securities	115,746,860	80,008,925	-	195,755,785

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	47,636,975	-	47,636,975
Corporate Convertible Bonds	-	1,948,308	-	1,948,308
Asset-Backed Securities	-	35,049,044	-	35,049,044
Commercial Mortgage-Backed Securities	-	10,038,294	-	10,038,294
Mortgage-Backed Securities	-	2,711,561	-	2,711,561
U.S. Treasury	-	20,453,248	-	20,453,248
Common Stocks	237,060	-	-	237,060
Non-Convertible Preferred Stocks	2,009,700	-	-	2,009,700
Cash Equivalents	13,575,979	-	-	13,575,979
Total Investments in Securities	15,822,739	117,837,430	-	133,660,169

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds	-	33,831,931	-	33,831,931
Cash Equivalents	1,235,152	-	-	1,235,152
Total Investments in Securities	1,235,152	33,831,931	-	35,067,083

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	103,493,993	-	103,493,993
Corporate Convertible Bonds	-	18,331,751	-	18,331,751
Asset-Backed Securities	-	233,517,628	-	233,517,628
Commercial Mortgage-Backed Securities	-	48,441,866	-	48,441,866
Mortgage-Backed Securities	-	135,351,185	-	135,351,185
Taxable Municipal Bonds	-	755,273	-	755,273
U.S. Treasury	-	123,753,701	-	123,753,701
Common Stocks	3,599,800	-	-	3,599,800
Cash Equivalents	21,346,176	-	-	21,346,176
Total Investments in Securities	24,945,976	663,645,397	-	688,591,373

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	701,656	-	701,656
Asset-Backed Securities	-	11,092,085	-	11,092,085
Commercial Mortgage-Backed Securities	-	1,223,899	-	1,223,899
U.S. Treasury	-	70,655,056	-	70,655,056
Cash Equivalents	2,341,735	-	-	2,341,735
Total Investments in Securities	2,341,735	83,672,696	-	86,014,431
During the nine months ended December 31, 2020, there were no transfers into or out of Level 3.
During the nine months ended December 31, 2020, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.